Inventory (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Inventory Disclosure [Abstract]
Finished Inventory	$ 186,587	$ 216,711	$ 290,368
Raw Materials and Packaging	8,776	7,984	0
Total Inventory	$ 195,363	$ 224,695	$ 290,368